Submission	Oct. 19, 2026
Submission [Line Items]
Central Index Key	0000788784
Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES